SHARE BASED COMPENSATION - Restricted stock activity (Details) - Restricted stock awards - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares
Unvested at beginning of year (in shares)	65,768	5,400,000
Granted (in shares)		5,445,833
Unvested at end of year (in shares)		65,768
Shares vested but not issued at end of year (in shares)	19,935	19,935
Grant-date fair value
Unvested at beginning of year (in dollars per share)	$ 2.83
Granted (in dollars per share)		$ 0.02
Unvested at end of year (in dollars per share)		2.83
Shares vested but not issued at end of year (in dollars per share)	$ 3.13	$ 3.13
Weighted Average Remaining Contractual Term
Unvested at beginning of year		7 months 13 days
Unvested at end of year		7 months 13 days
Shares vested but not issued at the end of the period		0 years